DISPOSAL OF SUBSIDIARIES (Details) € in Thousands, $ in Thousands, $ in Millions							1 Months Ended		12 Months Ended
	Dec. 30, 2018 EUR (€)	Dec. 30, 2018 USD ($)	Sep. 29, 2016 CAD ($) facility director	Sep. 29, 2016 USD ($) facility director	Mar. 31, 2016 JPY (¥)	Mar. 31, 2016 USD ($)	Jan. 31, 2017 CAD ($) facility MW	Jan. 31, 2017 USD ($) facility MW	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Cash consideration received				$ (7,998)
Gain(Loss) on disposal of subsidiaries				10,082					$ (1,288)	$ 1,875	$ 11,768
Net assets (liabilities) of subsidiary disposed
Current Assets									174,720	138,402
Cash and cash equivalents									43,831	46,084	12,518
Trade and other receivables									20,535	34,582
Net deferred tax assets									32,382	23,500	9,581
Non-current Assets									410,497	442,706
IPP solar parks									353,050	397,405
Other noncurrent assets									1,246	1,411
Intangible assets other than goodwill									85	126
Current Liabilities									(224,348)	(171,933)
Trade and other payables									(31,972)	(29,043)
Tax payable									(11,806)	(2,340)
Borrowing									(49,700)	(19,702)
Non-current Liabilities									(282,662)	(302,947)
Deferred tax liabilities									(3,159)	(2,784)	(330)
Long-term borrowing									(207,057)	(230,027)
Net assets (liabilities)				1,022					78,207	106,228
Gain (Loss) on disposal of a subsidiary
Cash consideration received				(7,998)
Net assets\liabilities disposed of				(1,022)					(78,207)	(106,228)
Cumulative gain/loss on hedging instrument reclassified from equity on loss of control of subsidiary				(1,126)
Re-evaluate fair value of residual investment				2,188
Gain(Loss) on disposal of subsidiaries				10,082					(1,288)	1,875	11,768
Cash Inflow (Outflow) on disposal of a subsidiary
Consideration received in cash and cash equivalent				$ (7,998)
Net cash outflow arising on disposal									$ (64)	$ 41,056	$ 4,118
Solar Tech K.K.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Cash consideration received					¥ 900,000	$ 8
Gain(Loss) on disposal of subsidiaries						1,686
Net assets (liabilities) of subsidiary disposed
Current Assets						924
Cash and cash equivalents						628
Trade and other receivables						213
Net deferred tax assets						83
Non-current Assets						4,578
IPP solar parks						3,758
Long term deposit and others						820
Current Liabilities						(696)
Trade and other payables						(689)
Tax payable						(7)
Non-current Liabilities						(6,484)
Long-term borrowing						(6,484)
Net assets (liabilities) disposed						(1,678)
Net assets (liabilities)						1,678
Gain (Loss) on disposal of a subsidiary
Cash consideration received					900,000	8
Net assets\liabilities disposed of						(1,678)
Gain(Loss) on disposal of subsidiaries						1,686
Cash Inflow (Outflow) on disposal of a subsidiary
Consideration received in cash and cash equivalent						628
Consideration received in cash and cash equivalent					¥ 900,000	8
Less: Cash and cash equivalent balances disposed of						628
Net cash outflow arising on disposal						$ 620
1088526 B.C. Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Percentage of Preferred shares sold			25.00%	25.00%
Cash consideration received			$ 10.6	$ 7,998
Number of facilities | facility			15	15
Gain(Loss) on disposal of subsidiaries				$ 10,000
Equity interest (as a percent)			75.00%	75.00%
Number of directors appointed by the Group | director			2	2
Number of total directors | director			4	4
Net assets (liabilities) of subsidiary disposed
Current Assets				$ 3,882
Cash and cash equivalents				3,260
Trade and other receivables				397
Other current assets				225
Non-current Assets				13,089
IPP solar parks				13,089
Current Liabilities				(1,036)
Trade and other payables				(134)
Borrowing				(902)
Non-current Liabilities				(16,957)
Long-term borrowing				(15,539)
Swap liability				(1,418)
Net assets (liabilities) disposed				(1,022)
Gain (Loss) on disposal of a subsidiary
Cash consideration received			$ 10.6	7,998
Gain(Loss) on disposal of subsidiaries				10,000
Cash Inflow (Outflow) on disposal of a subsidiary
Consideration received in cash and cash equivalent				(3,260)
Consideration received in cash and cash equivalent			$ 10.6	7,998
Less: Cash and cash equivalent balances disposed of				(3,260)
Net cash outflow arising on disposal				$ 4,738
1091187 B.C. Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Percentage of Preferred shares sold							25.00%	25.00%
Cash consideration received							$ 4.0	$ 2,979
Number of facilities | facility							6	6
Gain(Loss) on disposal of subsidiaries								$ 1,464
Net assets (liabilities) of subsidiary disposed
Current Assets								295
Cash and cash equivalents								284
Trade and other receivables								11
Non-current Assets								3,294
IPP solar parks								3,253
Other noncurrent assets								41
Current Liabilities								(143)
Trade and other payables								(62)
Borrowing								(81)
Non-current Liabilities								(1,319)
Long-term borrowing								(1,319)
Net assets (liabilities) disposed								2,127
Net assets (liabilities)								(2,127)
Gain (Loss) on disposal of a subsidiary
Cash consideration received							$ 4.0	2,979
Net assets\liabilities disposed of								2,127
Re-evaluate fair value of residual investment								612
Gain(Loss) on disposal of subsidiaries								1,464
Cash Inflow (Outflow) on disposal of a subsidiary
Consideration received in cash and cash equivalent								(284)
Consideration received in cash and cash equivalent							$ 4.0	2,979
Less: Cash and cash equivalent balances disposed of								(284)
Net cash outflow arising on disposal								$ 2,695
1091187 B.C. Ltd. | Ordinary shares
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Percentage of Shares Issued							75.00%	75.00%
1091187 B.C. Ltd. | Preferred Shares
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Percentage of Shares Issued							25.00%	25.00%
Companies based in Cypriot
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Cash consideration received							$ 39.7	$ 41,915
Number of facilities							20	20
Solar Generating Capacity | MW							23.0	23.0
Gain(Loss) on disposal of subsidiaries								$ 416
Net assets (liabilities) of subsidiary disposed
Current Assets								10,590
Cash and cash equivalents								3,633
Trade and other receivables								6,957
Non-current Assets								32,827
IPP solar parks								31,431
Other noncurrent assets								1,396
Current Liabilities								(1,918)
Trade and other payables								(1,918)
Net assets (liabilities) disposed								41,499
Net assets (liabilities)								(41,499)
Gain (Loss) on disposal of a subsidiary
Cash consideration received							$ 39.7	41,915
Net assets\liabilities disposed of								41,499
Gain(Loss) on disposal of subsidiaries								416
Cash Inflow (Outflow) on disposal of a subsidiary
Consideration received in cash and cash equivalent								(3,633)
Consideration received in cash and cash equivalent							$ 39.7	41,915
Less: Cash and cash equivalent balances disposed of								(3,633)
Net cash outflow arising on disposal								$ 38,282
GRANSOLAR CUBIERTAS 3, S.L.U ("GSC3") and GRANSOLAR CUBIERTA 7, S.L.U ("GSC7")
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Cash consideration received	€ (796)	$ (911)
Gain(Loss) on disposal of subsidiaries		(1,288)
Net assets (liabilities) of subsidiary disposed
Current Assets		111
Cash and cash equivalents		64
Trade and other receivables		48
Non-current Assets		2,418
IPP solar parks		2,415
Intangible assets other than goodwill		3
Current Liabilities		(127)
Trade and other payables		(103)
Tax payable		(14)
Borrowing		(10)
Non-current Liabilities		(177)
Deferred tax liabilities		(177)
Net assets (liabilities)		2,225
Gain (Loss) on disposal of a subsidiary
Cash consideration received	(796)	(911)
Cash receivable		64
Net assets\liabilities disposed of		(2,225)
Exchange difference		(38)
Gain(Loss) on disposal of subsidiaries		(1,288)
Cash Inflow (Outflow) on disposal of a subsidiary
Consideration received in cash and cash equivalent		(64)
Consideration received in cash and cash equivalent	€ (796)	(911)
Less: Cash and cash equivalent balances disposed of		(64)
Net cash outflow arising on disposal		$ (64)